Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

(215) 564-8000

April 21, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Ivy Funds (the “Registrant”) – Form N-1A
File Nos.: 033-45961 and 811-06569

Dear Sir or Madam:

Please accept for filing Post-Effective Amendment No. 133/Amendment No. 133 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to register Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares of four new series of the Registrant- Ivy Accumulative Fund, Ivy Wilshire Global Allocation Fund, Ivy Bond Fund and Ivy Government Securities Fund (each, a “Fund”) as well as Class A, Class B, Class C and Class E shares of a fifth new series of the Registrant – Ivy Cash Management Fund (also a “Fund” and, collectively with the other four Funds, the “Funds”). It is proposed that the Amendment become effective 75 days after filing on July 5, 2017.

The new Funds of the Registrant are being organized in connection with a proposed reorganization whereby all of the assets and liabilities of five series of the Waddell & Reed Advisors Funds, the Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Wilshire Global Allocation Fund, Waddell & Reed Advisors Bond Fund, Waddell & Reed Advisors Government Securities Fund and Waddell & Reed Advisors Cash Management (collectively, the “Waddell & Reed Advisors Funds”) will be reorganized, respectively, into the Funds. Because the Funds will be shell funds without any assets at the time of the reorganization, the Waddell & Reed Advisors Funds will be the accounting survivors of the reorganization. As a result, the prospectus and statement of additional information of the Funds include financial information relating to the respective Waddell & Reed Advisors Funds.

It is expected that in June 2017, the Registrant will file a Form N-14 Registration Statement in connection with the reorganization. The Registrant would like to work with the staff in order that this Amendment and the Form N-14 registration statement go effective at approximately the same time.

Ivy Funds Form N-1A

April 21, 2017

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact, Don Felice at (215) 564-8794.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.